Remuneration of the members of Executive Management and the Advisory Board - Additional Information (Detail) € in Millions	12 Months Ended
	Sep. 30, 2021 EUR (€) Members	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)
Text Block [Abstract]
Number of members in advisory board | Members	6
Advisory board remuneration | €	€ 0.3	€ 0.3	€ 0.1